UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

SoFi Select 500 ETF
Ticker: SFY

SoFi Next 500 ETF
Ticker: SFYX

SoFi 50 ETF
Ticker: SFYF

SoFi Gig Economy ETF
Ticker: GIGE

Semi-Annual Report

August 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF, and SoFi Gig Economy ETF (each, a “Fund” and together, the “Funds”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

SoFi Funds

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocations	5
Schedules of Investments	7
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	33
Notes to Financial Statements	37
Expense Examples	44
Information about Proxy Voting	46
Information about the Portfolio Holdings	46
Frequency Distribution of Premiums and Discounts	46
Information about the Funds’ Trustees	46

SoFi Funds

Market Commentary

U.S. equity markets stabilized during the second half of 2020 primarily due to an accommodative Federal Reserve policy and other fiscal stimulus. When or how the economy will fully reopen remains unclear. What is clear is that many industries will struggle for quite some time and could need continued government assistance in the coming 18 months. The global trend toward digitalization and contactless transactions has been accelerated with the adoption of new ways of doing business due to the Work From Anywhere (“WFA”) phenomenon we are experiencing during the novel coronavirus (COVID-19) quarantine. Market dislocations always cause new adoptions of technology and processes. That, coupled with our need to work remotely, has pushed adoption rates of many gig economy trends to all-time highs.

The information presented in this report relates to the performance during the 6-month period beginning March 1, 2020 and ended August 31, 2020 (the “current fiscal period”).

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “SFY Index”).

Index Description:

In summary, the SFY Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally includes common stocks and equity interests in real estate investment trusts (“REITs”). The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on three growth-oriented factors:

1)	trailing 12-month sales growth,
2)	trailing 12-month earnings per share (“EPS”) growth, and
3)	12-month forward-looking EPS growth consensus estimates.

The SFY Index’s construction does not naturally target any specific sector or industry; however, due to market conditions and other factors, a sector, such as Technology, may be relatively overweight/underweight for periods of time.

Fund Description:

SFY, via the SFY Index, is composed of 500 of the largest publicly traded U.S. companies and seeks to track the performance of the SFY Index.

Performance Overview:

During the current fiscal period, SFY generated a total return of 23.87% (NAV) and 24.19% (Market). This compares to the 23.86% total return of the SFY Index, and the 19.63% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology, Consumer (Cyclical), and Consumer (Non-Cyclical) were the leading contributors, while Energy, Financials, and Utilities were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Amazon.com, Inc., Apple, Inc., and Tesla, Inc. Conversely, the leading detractors included JP Morgan Chase & Co., Wells Fargo & Co., and Exxon Mobile Corp.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “SFYX Index”).

Index Description:

In summary, the SFYX Index is rebalanced and reconstituted annually and begins with the selection of the next 500 largest constituents after excluding the largest 500 constituents by market capitalization of the Solactive US Broad Market Index, which generally incudes common stocks and equity interests in REITs. The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on the same three growth-oriented factors:

1)	trailing 12-month sales growth,

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SoFi Funds

2)	trailing 12-month earnings per share (“EPS”) growth, and
3)	12-month forward-looking EPS growth consensus estimates.

The SFYX Index’s construction does not target any specific sector or industry but may be relatively overweight/underweight for periods of time.

Fund Description:

SFYX, via the SFYX Index, is composed of the 500 smallest of the 1,000 largest publicly traded U.S. companies based on market capitalization and seeks to track the performance of the SFYX Index.

Performance Overview:

During the current fiscal period, SFYX generated a total return of 8.03% (NAV) and 8.55% (Market). This compares to the 7.97% total return of the SFYX Index, and the 7.15% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology, Consumer (Non-Cyclical), and Consumer (Cyclical) were the leading contributors, while Financials and Energy were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Horizon Therapeutics PLC, Dexcom, Inc., and Wayfair, Inc. – Class A. Conversely, the leading detractors included New Residential Investment Corp., VICI Properties, Inc., and eHealth, Inc.

The SoFi 50 ETF

The SoFi 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (“SFYF Index”). Effective June 30, 2020, SFYF changed its underlying index and made corresponding changes to its investment objective, principal investment strategies, and principal risks; please see below for more information.

Index Description:

The SFYF Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the self-directed brokerage accounts (the “SoFi Accounts”) of SoFi Securities, LLC, an affiliate of Social Finance, Inc., as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the SFYF Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six month periods (the “Eligible Universe”). The SFYF Index may include common stocks and equity interests in REITs. Exchange-traded funds (“ETFs”) and other investment companies are not eligible for the SFYF Index.

Securities in the Eligible Universe are sorted based on:

1)	The number of SoFi Accounts that hold a particular security and
2)	The total market value of the security held in the SoFi Accounts (the “Weighted Average Value”)

Each security in the Eligible Universe is then ranked from highest to lowest based on its Weighted Average Value (e.g., the security with the highest Weighted Average Value is assigned rank 1).

Subject to a “buffer rule” aimed at limiting the SFYF Index turnover, securities ranked within the top 50 are included in the SFYF Index. Each security in the SFYF Index is then weighted based on its Weighted Average Value in relation to that of the other SFYF Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual SFYF Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The SFYF Index is rebalanced and reconstituted monthly

The SFYF Index’s construction does not target any specific sector or industry, however, due to market conditions and other factors a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFYF, via the SFYF Index, is composed of the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by their calculated Weighted Average Value (see above for detail) within the SoFi Accounts.

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SoFi Funds

Performance Overview:

During the current fiscal period, SFYF generated a total return of 32.04% (NAV) and 33.14% (Market). This compares to the 32.42% total return of the SoFi 50 ETF Blended Index (defined below) for the same period, and 19.63% for the S&P 500® Total Return Index. Effective June 30, 2020, SFYF’s investment objective changed to track the total return performance, before fees and expenses, of the SoFi Social 50 Index. Prior to June 30, 2020, SFYF’s investment objective was to track the total return performance, before fees and expenses, of the Solactive SoFi US 50 Growth Index. Performance shown for the SoFi 50 Blended Index for periods beginning June 30, 2020 is that of the SoFi Social 50 Index, and performance shown for periods prior to June 30, 2020 is that of the Solactive SoFi US 50 Growth Index.

From a sector perspective, based on performance attribution to the overall portfolio, Technology, Consumer (Cyclical), and Industrials were the leading contributors, while Financials, Energy, and Consumer (Non-Cyclical) were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Tesla, Inc., Apple, Inc., and Zoom Video Communications, Inc. – Class A. Conversely, the leading detractors included PBF Energy, Inc., Pebblebrook Hotel Trust, and Weyerhaeuser Co.

The SoFi Gig Economy ETF

The SoFi Gig Economy ETF (“GIGE”) is an actively-managed ETF that seeks to achieve its investment objective of long-term capital appreciation primarily by investing in a portfolio of companies listed around the world that GIGE’s investment adviser considers part of the “gig economy”.

Fund Description:

The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform.

The investment management team behind the strategy seeks investments in underlying companies that:

●	drive the overall gig economy universe,
●	transform the way our economy transacts goods and services,
●	modify how work gets done, and
●	embraces the work from home economy.

These companies are broken up into categories, including direct participants, companies that enable or support gig economy businesses in marketing and sales functions, companies that facilitate financial transactions for gig economy businesses, companies that support the ability of individuals to run gig economy businesses, and other companies expected to benefit from the gig economy and associated lifestyle changes. These companies are put into a multi-tiered process based on their growth prospects within the gig economy and managed to allow for necessary concentration to generate alpha but not overconcentration which may cause significant volatility. The investment management team actively rebalances the portfolio frequently, as such a new industry classification, the Fund can experience large individual position volatility and new issuances can occur frequently.

Performance Overview:

During the current fiscal period, GIGE generated a total return of 52.46% (NAV) and 55.85% (Market), while the NASDAQ®-100 Total Return Index returned 43.80% and the S&P 500® Total Return Index returned 19.63% over the same time period.

From a sector perspective, based on performance attribution to the overall portfolio, Consumer (Non-Cyclical), Technology, and Communications were the largest contributors, while Financials detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Fiverr International Ltd., Pinduoduo, Inc. – Class A, and Square, Inc. – Class A. Conversely, the leading detractors included Wirecard AG, LendingClub Corp., and Tian Ge Interactive Holdings Ltd.

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SoFi Funds

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a fund’s holdings and returns may deviate from those of its index., if applicable. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are new and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because the SoFi Gig Economy ETF may invest in a single sector, country or industry, its shares do not represent a complete investment program. As a non-diversified fund, the value of the SoFi Gig Economy ETF’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. The NASDAQ®-100 Total Return Index is an index of 100 of the largest non-financial securities, based on market capitalization, listed on The NASDAQ Stock Market, LLC. It is not possible to invest directly in an index. Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

SoFi ETFs are distributed by Foreside Fund Services, LLC.

Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, the Adviser, the Sub-Adviser, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. SoFi has provided support in developing the methodology used by the SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi 50 ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

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SoFi Funds

SOFI Select 500 ETF Portfolio Allocation at August 31, 2020 (Unaudited)

Sector	% of Net Assets
Technology	24.6%
Consumer (Non-Cyclical)	23.3
Communications	15.9
Financials	15.0
Consumer (Cyclical)	8.8
Industrials	6.4
Utilities	2.7
Basic Materials	1.8
Energy	1.4
Cash & Cash Equivalents (1)	0.1
100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

SOFI Next 500 ETF Portfolio ALLOCATION at August 31, 2020 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	23.8%
Financials	20.3
Technology	18.3
Industrials	13.7
Consumer (Cyclical)	10.2
Communications	6.2
Utilities	2.5
Basic Materials	2.4
Energy	2.4
Cash & Cash Equivalents (2)	0.2
100.0%

(2)	Represents cash, short-term investments and liabilities in excess of other assets.

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SoFi Funds

SOFI 50 ETF Portfolio ALLOCATION at August 31, 2020 (Unaudited)

Sector	% of Net Assets
Consumer (Cyclical)	30.6%
Communications	27.0
Technology	25.0
Consumer (Non-Cyclical)	7.0
Industrials	4.8
Financials	4.0
Energy	1.5
Cash & Cash Equivalents (1)	0.1
100.0%

SOFI GIg Economy ETF Portfolio ALLOCATION at August 31, 2020 (Unaudited)

Sector	% of Net Assets
Communications	59.7%
Technology	19.1
Consumer (Non-Cyclical)	13.2
Financials	3.8
Industrials	3.5
Cash & Cash Equivalents (1)	0.7
100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

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SoFi Select 500 ETF

Schedule of Investments at August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Advertising — 0.1%
Omnicom Group, Inc.	528	$28,560
The Trade Desk, Inc. - Class A (1)	94	45,242
		73,802
Aerospace & Defense — 1.5%
The Boeing Co.	3,658	628,517
General Dynamics Corp.	877	130,980
L3Harris Technologies, Inc.	1,150	207,851
Lockheed Martin Corp.	860	335,624
Northrop Grumman Corp.	559	191,519
Teledyne Technologies, Inc. (1)	103	32,302
TransDigm Group, Inc.	165	82,445
		1,609,238
Agriculture — 1.0%
Altria Group, Inc.	15,096	660,299
Archer-Daniels-Midland Co.	1,600	71,616
Philip Morris International, Inc.	4,379	349,400
		1,081,315
Airlines — 0.1%
Delta Air Lines, Inc.	1,473	45,442
Southwest Airlines Co.	1,311	49,267
United Airlines Holdings, Inc. (1)	626	22,536
		117,245
Apparel — 0.5%
Nike, Inc. - Class B	4,638	518,946
VF Corp.	931	61,213
		580,159
Auto Manufacturers — 2.3%
Cummins, Inc.	349	72,330
Ford Motor Co.	6,582	44,889
General Motors Co.	3,166	93,809
PACCAR, Inc.	835	71,677
Tesla, Inc. (1)	4,510	2,247,423
		2,530,128
Banks — 2.8%
Bank of America Corp.	20,571	529,498
The Bank of New York Mellon Corp.	2,383	88,123
Citigroup, Inc.	5,047	258,003
Citizens Financial Group, Inc.	974	25,197
Fifth Third Bancorp	1,790	36,981
First Republic Bank	474	53,519
The Goldman Sachs Group, Inc.	850	174,139
Huntington Bancshares, Inc.	2,503	23,553
JPMorgan Chase & Co.	7,854	786,892
KeyCorp	2,294	28,262

	Shares	Value
Banks — 2.8% (Continued)
Morgan Stanley	4,096	$214,057
Northern Trust Corp.	557	45,613
The PNC Financial Services Group, Inc.	1,062	118,094
Regions Financial Corp.	2,185	25,259
State Street Corp.	918	62,507
SVB Financial Group (1)	134	34,221
Truist Financial Corp.	4,002	155,318
U.S. Bancorp	3,729	135,736
Wells Fargo & Co.	10,151	245,147
		3,040,119
Beverages — 1.5%
Brown-Forman Corp. - Class B	790	57,804
The Coca-Cola Co.	13,266	657,065
Constellation Brands, Inc. - Class A	452	83,385
Keurig Dr Pepper, Inc.	7,077	211,107
Molson Coors Brewing Co. - Class B	896	33,726
Monster Beverage Corp. (1)	1,497	125,538
PepsiCo, Inc.	3,568	499,734
		1,668,359
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (1)	3,704	423,071
Alnylam Pharmaceuticals, Inc. (1)	367	48,679
Amgen, Inc.	1,579	399,992
Biogen, Inc. (1)	461	132,602
BioMarin Pharmaceutical, Inc. (1)	1,733	135,226
Bio-Rad Laboratories, Inc. - Class A (1)	137	69,677
Corteva, Inc.	6,936	198,023
Exact Sciences Corp. (1)	385	28,987
Gilead Sciences, Inc.	4,031	269,069
Illumina, Inc. (1)	420	150,032
Incyte Corp. (1)	1,452	139,900
Moderna, Inc. (1)	802	52,042
Regeneron Pharmaceuticals, Inc. (1)	391	242,393
Seattle Genetics, Inc. (1)	344	54,469
Vertex Pharmaceuticals, Inc. (1)	859	239,764
		2,583,926
Building Materials — 0.2%
Johnson Controls International PLC	1,913	77,916
Martin Marietta Materials, Inc.	186	37,734
Masco Corp.	612	35,680
Vulcan Materials Co.	402	48,240
		199,570

The accompanying notes are an integral part of these financial statements.

7

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Chemicals — 1.0%
Air Products and Chemicals, Inc.	612	$178,863
Albemarle Corp.	276	25,119
Celanese Corp.	296	29,940
Dow, Inc.	2,128	96,015
DuPont de Nemours, Inc.	4,126	230,066
Eastman Chemical Co.	315	23,030
Ecolab, Inc.	731	144,066
FMC Corp.	351	37,508
International Flavors & Fragrances, Inc.	355	43,945
LyondellBasell Industries NV	707	46,294
PPG Industries, Inc.	655	78,862
The Sherwin-Williams Co.	284	190,578
		1,124,286
Commercial Services — 3.0%
Automatic Data Processing, Inc.	1,275	177,340
Booz Allen Hamilton Holding Corp.	409	36,017
Cintas Corp.	261	86,976
CoStar Group, Inc. (1)	99	84,011
Equifax, Inc.	310	52,164
FleetCor Technologies, Inc. (1)	215	54,062
Gartner, Inc. (1)	320	41,542
Global Payments, Inc.	1,898	335,225
IHS Markit Ltd.	1,542	123,237
MarketAxess Holdings, Inc.	107	51,996
Moody’s Corp.	542	159,695
PayPal Holdings, Inc. (1)	3,775	770,628
Rollins, Inc.	825	45,490
S&P Global, Inc.	670	245,501
Square, Inc. - Class A (1)	5,090	812,160
TransUnion	621	53,853
United Rentals, Inc. (1)	183	32,400
Verisk Analytics, Inc.	512	95,575
		3,257,872
Computers — 6.2%
Accenture PLC - Class A	1,742	417,958
Amdocs Ltd.	399	24,431
Apple, Inc.	43,352	5,594,142
Cognizant Technology Solutions Corp.	1,348	90,127
Dell Technologies, Inc. - Class C (1)	1,433	94,693
EPAM Systems, Inc. (1)	165	53,972
Fortinet, Inc. (1)	523	69,039
Hewlett Packard Enterprise Co.	4,994	48,292
HP, Inc.	3,677	71,885

	Shares	Value
Computers — 6.2% (Continued)
International Business Machines Corp.	2,452	$302,356
Leidos Holdings, Inc.	410	37,101
NetApp, Inc.	524	24,832
Seagate Technology PLC	699	33,545
Western Digital Corp.	912	35,039
		6,897,412
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	2,453	194,425
The Estee Lauder Companies, Inc. - Class A	624	138,353
The Procter & Gamble Co.	10,079	1,394,228
		1,727,006
Distribution & Wholesale — 0.2%
Copart, Inc. (1)	618	63,852
Fastenal Co.	1,433	70,016
LKQ Corp. (1)	736	23,361
W.W. Grainger, Inc.	149	54,449
		211,678
Diversified Financial Services — 3.1%
American Express Co.	2,068	210,088
Ameriprise Financial, Inc.	332	52,058
BlackRock, Inc.	415	246,589
Capital One Financial Corp.	992	68,478
Cboe Global Markets, Inc.	330	30,291
The Charles Schwab Corp.	3,450	122,579
CME Group, Inc. - Class A	1,126	198,030
Discover Financial Services	715	37,952
Franklin Resources, Inc.	1,073	22,597
Intercontinental Exchange, Inc.	1,532	162,744
Mastercard, Inc. - Class A	2,873	1,029,080
Nasdaq, Inc.	558	75,006
Raymond James Financial, Inc.	359	27,183
Synchrony Financial	1,337	33,171
T. Rowe Price Group, Inc.	576	80,185
Visa, Inc. - Class A	4,658	987,449
The Western Union Co.	1,062	25,053
		3,408,533
Electric — 2.5%
The AES Corp.	2,754	48,883
Alliant Energy Corp.	769	41,641
Ameren Corp.	737	58,304
American Electric Power Co., Inc.	1,486	117,141
Avangrid, Inc.	948	45,542
CenterPoint Energy, Inc.	1,985	39,839
CMS Energy Corp.	881	53,292
Consolidated Edison, Inc.	1,058	75,478
Dominion Energy, Inc.	3,553	278,697

The accompanying notes are an integral part of these financial statements.

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SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Electric — 2.5% (Continued)
DTE Energy Co.	536	$63,607
Duke Energy Corp.	2,481	199,324
Edison International	2,905	152,454
Entergy Corp.	634	62,855
Evergy, Inc.	757	40,288
Eversource Energy	1,093	93,681
Exelon Corp.	3,181	117,411
FirstEnergy Corp.	1,794	51,290
NextEra Energy, Inc.	1,409	393,351
PG&E Corp. (1)	1,931	17,881
Pinnacle West Capital Corp.	330	24,205
PPL Corp.	2,182	60,289
Public Service Enterprise Group, Inc.	1,503	78,517
Sempra Energy	1,021	126,247
The Southern Co.	3,746	195,466
Vistra Corp.	7,356	141,456
WEC Energy Group, Inc.	997	93,798
Xcel Energy, Inc.	1,575	109,423
		2,780,360
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	578	58,204
Emerson Electric Co.	1,495	103,858
		162,062
Electronics — 0.9%
Agilent Technologies, Inc.	818	82,144
Amphenol Corp.	718	78,836
Fortive Corp.	1,092	78,744
Garmin Ltd.	568	58,850
Honeywell International, Inc.	1,783	295,176
Keysight Technologies, Inc. (1)	1,101	108,471
Mettler-Toledo International, Inc. (1)	65	63,101
PerkinElmer, Inc.	367	43,203
Roper Technologies, Inc.	286	122,176
TE Connectivity Ltd.	745	71,967
Waters Corp. (1)	167	36,115
		1,038,783
Engineering & Construction — 0.0% (2)
Jacobs Engineering Group, Inc.	543	49,017

Entertainment — 0.0% (2)
Live Nation Entertainment, Inc. (1)	483	27,434

	Shares	Value
Environmental Control — 0.2%
Republic Services, Inc.	844	$78,256
Waste Management, Inc.	1,149	130,986
		209,242
Food — 1.1%
Campbell Soup Co.	2,362	124,265
Conagra Brands, Inc.	1,645	63,102
General Mills, Inc.	1,695	108,395
The Hershey Co.	450	66,888
Hormel Foods Corp.	1,509	76,929
The J.M. Smucker Co.	360	43,265
Kellogg Co.	957	67,861
The Kraft Heinz Co.	5,196	182,068
The Kroger Co.	1,988	70,932
McCormick & Co., Inc.	299	61,654
Mondelez International, Inc.	4,134	241,508
Sysco Corp.	1,397	84,016
Tyson Foods, Inc. - Class A	928	58,278
		1,249,161
Forest Products & Paper — 0.0% (2)
International Paper Co.	891	32,317

Gas — 0.2%
Atmos Energy Corp.	377	37,632
NiSource, Inc.	5,757	127,575
		165,207
Hand & Machine Tools — 0.1%
Snap-on, Inc.	133	19,720
Stanley Black & Decker, Inc.	540	87,102
		106,822
Healthcare - Products — 3.9%
Abbott Laboratories	6,899	755,233
ABIOMED, Inc. (1)	109	33,531
Align Technology, Inc. (1)	347	103,052
Baxter International, Inc.	1,597	139,051
Boston Scientific Corp. (1)	5,489	225,159
The Cooper Companies, Inc.	173	54,388
Danaher Corp.	1,869	385,892
DENTSPLY SIRONA, Inc.	1,079	48,415
Edwards Lifesciences Corp. (1)	2,052	176,144
Henry Schein, Inc. (1)	346	22,988
Hologic, Inc. (1)	1,382	82,533
IDEXX Laboratories, Inc. (1)	234	91,508
Insulet Corp. (1)	595	129,859
Intuitive Surgical, Inc. (1)	338	247,024
Masimo Corp. (1)	128	28,672
Medtronic PLC	3,948	424,291
QIAGEN NV (1)	1,709	87,091

The accompanying notes are an integral part of these financial statements.

9

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Healthcare - Products — 3.9% (Continued)
ResMed, Inc.	447	$80,809
STERIS PLC	309	49,329
Stryker Corp.	1,013	200,736
Teleflex, Inc.	202	79,376
Thermo Fisher Scientific, Inc.	1,275	546,949
Varian Medical Systems, Inc. (1)	246	42,723
West Pharmaceutical Services, Inc.	186	52,816
Zimmer Biomet Holdings, Inc.	1,416	199,486
		4,287,055
Healthcare - Services — 1.8%
Anthem, Inc.	772	217,333
Catalent, Inc. (1)	541	50,043
Centene Corp. (1)	2,686	164,706
DaVita, Inc. (1)	308	26,722
HCA Healthcare, Inc.	934	126,762
Humana, Inc.	418	173,541
IQVIA Holdings, Inc. (1)	1,564	256,105
Laboratory Corp. of America Holdings (1)	251	44,113
Molina Healthcare, Inc. (1)	141	26,081
Quest Diagnostics, Inc.	317	35,263
Teladoc Health, Inc. (1)	233	50,256
UnitedHealth Group, Inc.	2,665	832,946
Universal Health Services, Inc. - Class B	220	24,277
		2,028,148
Home Builders — 0.2%
D.R. Horton, Inc.	854	60,950
Lennar Corp. - Class A	588	43,994
NVR, Inc. (1)	9	37,515
PulteGroup, Inc.	620	27,646
		170,105
Home Furnishings — 0.1%
Whirlpool Corp.	642	114,096

Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	698	66,889
The Clorox Co.	326	72,861
Kimberly-Clark Corp.	1,184	186,788
		326,538
Insurance — 6.6%
Aflac, Inc.	2,078	75,473
Alleghany Corp.	229	126,994
The Allstate Corp.	1,130	105,090

	Shares	Value
Insurance — 6.6% (Continued)
American International Group, Inc.	12,894	$375,731
Aon PLC	865	172,991
Arch Capital Group Ltd. (1)	1,498	47,247
Arthur J. Gallagher & Co.	525	55,283
Berkshire Hathaway, Inc. - Class B (1)	21,590	4,707,484
Brown & Brown, Inc.	850	39,440
Chubb Ltd.	1,395	174,375
Cincinnati Financial Corp.	2,185	173,511
CNA Financial Corp.	879	28,277
Everest Re Group Ltd.	640	140,851
Globe Life, Inc.	294	24,249
The Hartford Financial Services Group, Inc.	1,136	45,951
Markel Corp. (1)	217	235,842
Marsh & McLennan Companies, Inc.	1,541	177,076
MetLife, Inc.	2,454	94,381
Principal Financial Group, Inc.	647	27,245
The Progressive Corp.	1,975	187,704
Prudential Financial, Inc.	1,136	76,987
The Travelers Companies, Inc.	740	85,870
W.R. Berkley Corp.	495	30,715
Willis Towers Watson PLC	478	98,243
		7,307,010
Internet — 11.4%
Alphabet, Inc. - Class A (1)	800	1,303,624
Alphabet, Inc. - Class C (1)	899	1,469,128
Amazon.com, Inc. (1)	1,634	5,638,869
Booking Holdings, Inc. (1)	104	198,687
CDW Corp.	405	46,028
E*TRADE Financial Corp.	542	29,322
eBay, Inc.	1,988	108,903
Expedia Group, Inc. - Class A	375	36,806
F5 Networks, Inc. (1)	151	19,982
Facebook, Inc. - Class A (1)	6,200	1,817,840
GoDaddy, Inc. - Class A (1)	597	49,957
IAC/InterActiveCorp - Class A (1)	177	23,539
Lyft, Inc. - Class A (1)	793	23,528
Match Group, Inc. (1)	380	42,438
Netflix, Inc. (1)	1,799	952,679
NortonLifeLock, Inc.	8,462	199,026
Okta, Inc. - Class A (1)	335	72,149
Palo Alto Networks, Inc. (1)	608	156,505
Roku, Inc. - Class A (1)	158	27,410
Snap, Inc. - Class A (1)	3,818	86,249
TD Ameritrade Holding Corp.	1,451	55,689

The accompanying notes are an integral part of these financial statements.

10

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Internet — 11.4% (Continued)
Twitter, Inc. (1)	2,002	$81,241
Uber Technologies, Inc. (1)	3,730	125,440
VeriSign, Inc. (1)	319	68,521
		12,633,560
Iron & Steel — 0.0% (2)
Nucor Corp.	600	27,276

Leisure Time — 0.0% (2)
Carnival Corp.	1,157	19,067
Royal Caribbean Cruises Ltd.	437	30,083
		49,150
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	720	65,059
Las Vegas Sands Corp.	1,596	80,933
Marriott International, Inc.	802	82,534
MGM Resorts International	2,504	56,340
Wynn Resorts Ltd.	197	17,228
		302,094
Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	1,344	191,265

Machinery - Diversified — 0.4%
Deere & Co.	810	170,149
Dover Corp.	394	43,277
IDEX Corp.	198	35,686
Ingersoll Rand, Inc. (1)	1,899	66,579
Rockwell Automation, Inc.	278	64,087
Westinghouse Air Brake Technologies Corp.	978	65,086
Xylem, Inc.	524	42,014
		486,878
Media — 2.0%
Altice USA, Inc. - Class A (1)	5,741	158,337
Cable One, Inc.	16	29,445
Charter Communications, Inc. - Class A (1)	801	493,104
Comcast Corp. - Class A	13,078	586,025
DISH Network Corp. - Class A (1)	697	24,758
FactSet Research Systems, Inc.	116	40,646
Liberty Broadband Corp. - Class C (1)	1,275	178,615
Sirius XM Holdings, Inc.	11,189	65,679
ViacomCBS, Inc. - Class B	2,186	60,880
The Walt Disney Co.	4,662	614,778
		2,252,267

	Shares	Value
Mining — 0.7%
Freeport-McMoRan, Inc.	3,938	$61,472
Newmont Corp.	10,831	728,710
		790,182
Miscellaneous Manufacturers — 1.1%
3M Co.	1,516	247,138
Eaton Corp. PLC	1,021	104,244
General Electric Co.	93,005	589,652
Illinois Tool Works, Inc.	794	156,855
Parker-Hannifin Corp.	286	58,919
Textron, Inc.	557	21,962
		1,178,770
Office & Business Equipment — 0.0% (2)
Zebra Technologies Corp. (1)	135	38,682

Oil & Gas — 0.9%
Cabot Oil & Gas Corp.	1,045	19,824
Chevron Corp.	3,412	286,369
Concho Resources, Inc.	499	25,938
ConocoPhillips	2,010	76,159
EOG Resources, Inc.	1,175	53,274
Exxon Mobil Corp.	8,519	340,249
Hess Corp.	509	23,434
Marathon Petroleum Corp.	1,243	44,077
Occidental Petroleum Corp.	1,488	18,957
Phillips 66	796	46,542
Pioneer Natural Resources Co.	363	37,727
Valero Energy Corp.	753	39,600
		1,012,150
Oil & Gas Services — 0.1%
Baker Hughes Co. - Class A	2,092	29,874
Halliburton Co.	1,676	27,117
Schlumberger NV	3,004	57,106
		114,097
Packaging & Containers — 0.1%
Ball Corp.	1,150	92,425
Packaging Corp. of America	213	21,564
Westrock Co.	799	24,234
		138,223
Pharmaceuticals — 6.8%
AbbVie, Inc.	6,772	648,554
AmerisourceBergen Corp.	766	74,325
Becton Dickinson and Co.	1,610	390,860
Bristol-Myers Squibb Co.	14,061	874,594
Cardinal Health, Inc.	731	37,106
Cigna Corp.	1,782	316,073
CVS Health Corp.	20,741	1,288,431

The accompanying notes are an integral part of these financial statements.

11

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Pharmaceuticals — 6.8% (Continued)
DexCom, Inc. (1)	504	$214,407
Elanco Animal Health, Inc. (1)	3,330	96,770
Eli Lilly and Co.	3,154	468,022
Johnson & Johnson	8,293	1,272,229
McKesson Corp.	851	130,577
Merck & Co., Inc.	9,896	843,832
Mylan NV (1)	3,555	58,231
Pfizer, Inc.	15,376	581,059
Zoetis, Inc.	1,389	222,379
		7,517,449
Pipelines — 0.4%
Cheniere Energy, Inc. (1)	824	42,889
Kinder Morgan, Inc.	6,532	90,272
ONEOK, Inc.	1,095	30,091
The Williams Companies, Inc.	12,492	259,334
		422,586
Private Equity — 0.2%
The Blackstone Group, Inc. - Class A	2,130	112,783
KKR & Co., Inc.	1,762	63,115
		175,898
Real Estate — 0.0% (2)
CBRE Group, Inc. (1)	986	46,372

Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	340	57,249
American Tower Corp.	1,499	373,476
Annaly Capital Management, Inc.	3,776	27,754
AvalonBay Communities, Inc.	355	56,111
Boston Properties, Inc.	466	40,481
Crown Castle International Corp.	1,356	221,367
Digital Realty Trust, Inc.	754	117,360
Duke Realty Corp.	946	36,468
Equinix, Inc.	293	231,406
Equity Residential	1,438	81,175
Essex Property Trust, Inc.	181	39,188
Extra Space Storage, Inc.	394	41,981
Healthpeak Properties, Inc.	1,577	43,588
Host Hotels & Resorts, Inc.	1,483	16,654
Invitation Homes, Inc.	3,389	97,027
Iron Mountain, Inc.	872	26,239
Mid-America Apartment Communities, Inc.	332	38,884
Prologis, Inc.	2,015	205,248
Public Storage	483	102,589

	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4% (Continued)
Realty Income Corp.	1,028	$63,767
Regency Centers Corp.	415	16,480
SBA Communications Corp.	691	211,494
Simon Property Group, Inc.	757	51,363
Sun Communities, Inc.	260	38,761
UDR, Inc.	667	23,218
Ventas, Inc.	844	34,781
Vornado Realty Trust	1,898	68,005
W.P. Carey, Inc.	463	32,118
Welltower, Inc.	1,255	72,188
Weyerhaeuser Co.	4,942	149,792
		2,616,212
Retail — 5.0%
Advance Auto Parts, Inc.	182	28,448
AutoZone, Inc. (1)	63	75,368
Best Buy Co., Inc.	642	71,204
Burlington Stores, Inc. (1)	175	34,463
CarMax, Inc. (1)	372	39,778
Chipotle Mexican Grill, Inc. (1)	102	133,649
Costco Wholesale Corp.	1,278	444,309
Darden Restaurants, Inc.	307	26,608
Dollar General Corp.	745	150,401
Dollar Tree, Inc. (1)	1,134	109,170
Domino’s Pizza, Inc.	115	47,030
Genuine Parts Co.	396	37,398
The Home Depot, Inc.	2,632	750,225
Lowe’s Company, Inc.	2,287	376,646
McDonald’s Corp.	2,047	437,075
O’Reilly Automotive, Inc. (1)	187	87,073
Ross Stores, Inc.	876	79,786
Starbucks Corp.	3,397	286,945
Target Corp.	1,317	199,144
Tiffany & Co.	295	36,137
The TJX Companies, Inc.	3,059	167,603
Tractor Supply Co.	294	43,756
Ulta Beauty, Inc. (1)	140	32,505
Walgreens Boots Alliance, Inc.	2,543	96,685
Walmart, Inc.	11,732	1,628,988
Yum! Brands, Inc.	772	73,996
		5,494,390
Semiconductors — 4.7%
Advanced Micro Devices, Inc. (1)	8,097	735,370
Analog Devices, Inc.	1,003	117,231
Applied Materials, Inc.	2,490	153,384
Broadcom, Inc.	2,025	702,979
Intel Corp.	11,577	589,848
IPG Photonics Corp. (1)	96	15,526
KLA Corp.	454	93,134

The accompanying notes are an integral part of these financial statements.

12

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Semiconductors — 4.7% (Continued)
Lam Research Corp.	416	$139,917
Marvell Technology Group Ltd.	8,889	344,715
Maxim Integrated Products, Inc.	670	45,855
Microchip Technology, Inc.	1,169	128,239
Micron Technology, Inc. (1)	2,373	107,995
NVIDIA Corp.	1,641	877,902
Qorvo, Inc. (1)	955	122,498
QUALCOMM, Inc.	4,447	529,638
Skyworks Solutions, Inc.	392	56,781
Teradyne, Inc.	500	42,485
Texas Instruments, Inc.	2,244	318,985
Xilinx, Inc.	722	75,203
		5,197,685
Software — 13.6%
Activision Blizzard, Inc.	1,903	158,939
Adobe, Inc. (1)	1,628	835,799
Akamai Technologies, Inc. (1)	687	79,987
ANSYS, Inc. (1)	259	87,804
Autodesk, Inc. (1)	2,419	594,348
Black Knight, Inc. (1)	584	49,114
Broadridge Financial Solutions, Inc.	321	44,105
Cadence Design Systems, Inc. (1)	1,191	132,094
Cerner Corp.	1,063	77,992
Citrix Systems, Inc.	364	52,853
Coupa Software, Inc. (1)	213	69,809
DocuSign, Inc. (1)	855	190,665
Electronic Arts, Inc. (1)	879	122,594
Fidelity National Information Services, Inc.	4,844	730,717
Fiserv, Inc. (1)	3,797	378,105
Intuit, Inc.	768	265,260
Jack Henry & Associates, Inc.	187	30,934
Microsoft Corp.	22,162	4,998,196
MSCI, Inc.	231	86,225
Oracle Corp.	14,842	849,259
Paychex, Inc.	1,038	79,376
Paycom Software, Inc. (1)	175	52,406
RingCentral, Inc. - Class A (1)	367	106,713
salesforce.com, Inc. (1)	6,916	1,885,647
ServiceNow, Inc. (1)	2,513	1,211,316
Slack Technologies, Inc. - Class A (1)	751	24,663
Splunk, Inc. (1)	559	122,606
SS&C Technologies Holdings, Inc.	1,997	127,249

	Shares	Value
Software — 13.6% (Continued)
Synopsys, Inc. (1)	461	$102,019
Take-Two Interactive Software, Inc. (1)	350	59,917
Twilio, Inc. - Class A (1)	316	85,244
Tyler Technologies, Inc. (1)	110	37,984
Veeva Systems, Inc. - Class A (1)	451	127,304
VMware, Inc. - Class A (1)	435	62,831
Workday, Inc. - Class A (1)	861	206,390
Zoom Video Communications, Inc. - Class A (1)	2,904	944,090
		15,070,554
Telecommunications — 2.4%
Arista Networks, Inc. (1)	326	72,845
AT&T, Inc.	20,193	601,953
CenturyLink, Inc.	2,543	27,337
Cisco Systems, Inc.	11,803	498,323
Corning, Inc.	2,091	67,874
Juniper Networks, Inc.	966	24,150
Motorola Solutions, Inc.	638	98,730
T-Mobile US, Inc. (1)	3,845	448,635
Ubiquiti, Inc.	182	33,079
Verizon Communications, Inc.	12,608	747,276
		2,620,202
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	645	50,916

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	325	31,948
CSX Corp.	1,941	148,409
Expeditors International of Washington, Inc.	426	37,654
FedEx Corp.	2,095	460,565
J.B. Hunt Transport Services, Inc.	289	40,616
Kansas City Southern	268	48,787
Norfolk Southern Corp.	621	131,981
Old Dominion Freight Line, Inc.	269	54,386
Union Pacific Corp.	1,693	325,801
United Parcel Service, Inc. - Class B	2,191	358,491
		1,638,638
Water — 0.1%
American Water Works Co., Inc.	572	80,847
Total Common Stocks
(Cost $89,660,144)		110,310,348

The accompanying notes are an integral part of these financial statements.

13

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments — 0.0% (2)
Money Market Funds — 0.0% (2)
First American Government Obligations Fund - Class X, 0.066% (3)	43,979	$43,979
Total Short-Term Investments
(Cost $43,979)		43,979

Total Investments in Securities — 99.9%
(Cost $89,704,123)		110,354,327
Other Assets in Excess of Liabilities — 0.1%		125,450
Total Net Assets — 100.0%		$110,479,777

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2020.

The accompanying notes are an integral part of these financial statements.

14

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	1,160	$20,602

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (1)	290	11,997
HEICO Corp.	193	21,215
Hexcel Corp.	263	10,360
Mercury Systems, Inc. (1)	276	20,904
Spirit AeroSystems Holdings, Inc.	277	5,695
		70,171
Agriculture — 0.6%
Bunge Ltd.	242	11,040
Darling Ingredients, Inc. (1)	902	28,837
Sanderson Farms, Inc.	298	34,854
		74,731
Airlines — 0.4%
Alaska Air Group, Inc.	417	16,242
American Airlines Group, Inc.	1,262	16,469
JetBlue Airways Corp. (1)	1,163	13,398
		46,109
Apparel — 0.8%
Carter’s, Inc.	135	10,749
Columbia Sportswear Co.	246	21,050
Deckers Outdoor Corp. (1)	88	17,940
Hanesbrands, Inc.	1,017	15,550
Ralph Lauren Corp. - Class A	170	11,701
Skechers U.S.A., Inc. - Class A (1)	415	12,388
Tapestry, Inc.	827	12,182
		101,560
Auto Manufacturers — 0.1%
Navistar International Corp. (1)	244	7,803

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	334	11,980
BorgWarner, Inc.	576	23,380
Lear Corp.	157	17,887
		53,247
Banks — 2.4%
Bank of Hawaii Corp.	120	6,605
Bank OZK	353	8,133
BOK Financial Corp.	236	13,249
Comerica, Inc.	392	15,496

	Shares	Value
Banks — 2.4% (Continued)
Commerce Bancshares, Inc.	340	$20,254
Community Bank System, Inc.	178	10,710
Cullen/Frost Bankers, Inc.	176	12,225
East West Bancorp, Inc.	380	13,976
First Financial Bankshares, Inc.	467	14,138
First Hawaiian, Inc.	413	6,827
First Horizon National Corp.	915	8,738
FNB Corp.	1,031	7,733
Glacier Bancorp, Inc.	299	10,490
Home BancShares, Inc.	464	7,521
Pinnacle Financial Partners, Inc.	239	9,548
Prosperity Bancshares, Inc.	308	16,792
Signature Bank	163	15,816
Synovus Financial Corp.	503	11,001
TCF Financial Corp.	703	18,897
UMB Financial Corp.	161	8,649
Umpqua Holdings Corp.	690	7,783
United Bankshares, Inc.	313	8,182
Valley National Bancorp	1,393	10,461
Webster Financial Corp.	266	7,315
Western Alliance Bancorp	315	11,120
Wintrust Financial Corp.	186	8,095
Zions Bancorp N.A.	476	15,308
		305,062
Beverages — 0.2%
The Boston Beer Co., Inc. - Class A (1)	35	30,869

Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc. (1)	637	25,219
Acceleron Pharma, Inc. (1)	209	20,371
Amicus Therapeutics, Inc. (1)	1,276	18,630
Arrowhead Pharmaceuticals, Inc. (1)	745	31,469
Bluebird Bio, Inc. (1)	157	9,310
Blueprint Medicines Corp. (1)	202	15,641
ChemoCentryx, Inc. (1)	145	7,758
Emergent BioSolutions, Inc. (1)	307	35,013
Exelixis, Inc. (1)	808	17,954
FibroGen, Inc. (1)	310	13,897
Guardant Health, Inc. (1)	318	30,369
Halozyme Therapeutics, Inc. (1)	941	27,284
Ionis Pharmaceuticals, Inc. (1)	443	24,144
Livongo Health, Inc. (1)	310	42,563
Mirati Therapeutics, Inc. (1)	96	14,340
Nektar Therapeutics (1)	389	7,523
NeoGenomics, Inc. (1)	756	29,446
PTC Therapeutics, Inc. (1)	179	8,847

The accompanying notes are an integral part of these financial statements.

15

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Biotechnology — 3.4% (Continued)
Ultragenyx Pharmaceutical, Inc. (1)	201	$17,097
United Therapeutics Corp. (1)	369	39,468
		436,343
Building Materials — 1.1%
Armstrong World Industries, Inc.	181	13,347
Eagle Materials, Inc.	171	13,983
Fortune Brands Home & Security, Inc.	422	35,482
Lennox International, Inc.	118	33,079
Owens Corning	308	20,833
Trex Co., Inc. (1)	158	23,619
		140,343
Chemicals — 1.6%
Ashland Global Holdings, Inc.	347	25,570
Axalta Coating Systems Ltd. (1)	884	21,083
Balchem Corp.	120	11,724
CF Industries Holdings, Inc.	870	28,388
Huntsman Corp.	643	13,902
The Mosaic Co.	846	15,423
Olin Corp.	409	4,601
RPM International, Inc.	525	44,504
Valvoline, Inc.	578	11,791
W.R. Grace & Co.	239	9,730
Westlake Chemical Corp.	334	19,813
		206,529
Commercial Services — 5.3%
ADT, Inc.	2,936	31,268
AMERCO	65	23,068
ASGN, Inc. (1)	128	9,187
Avalara, Inc. (1)	365	48,330
Bright Horizons Family Solutions, Inc. (1)	193	25,671
The Brink’s Co.	876	42,363
Chegg, Inc. (1)	1,895	139,737
CoreLogic, Inc.	304	20,186
Euronet Worldwide, Inc. (1)	185	19,125
FTI Consulting, Inc. (1)	163	18,706
Grand Canyon Education, Inc. (1)	155	14,576
H&R Block, Inc.	564	8,178
HealthEquity, Inc. (1)	200	11,496
LiveRamp Holdings, Inc. (1)	136	7,594
Macquarie Infrastructure Corp.	225	6,305
ManpowerGroup, Inc.	172	12,609
Nielsen Holdings PLC	2,366	36,152
Paylocity Holding Corp. (1)	201	29,597
Quanta Services, Inc.	547	28,034

	Shares	Value
Commercial Services — 5.3% (Continued)
Robert Half International, Inc.	339	$18,035
Service Corp. International	581	26,523
ServiceMaster Global Holdings, Inc. (1)	627	25,017
Strategic Education, Inc.	288	29,540
TriNet Group, Inc. (1)	231	15,671
WEX, Inc. (1)	249	39,768
		686,736
Computers — 3.8%
CACI International, Inc. (1)	93	21,780
Crowdstrike Holdings, Inc. - Class A (1)	623	78,330
DXC Technology Co.	719	14,366
Genpact Ltd.	707	29,821
Lumentum Holdings, Inc. (1)	1,617	139,062
MAXIMUS, Inc.	243	18,845
NCR Corp. (1)	1,582	32,336
Parsons Corp. (1)	310	10,310
Perspecta, Inc.	642	13,334
Pure Storage, Inc. (1)	1,232	18,800
Qualys, Inc. (1)	176	18,681
Science Applications International Corp.	280	23,369
Zscaler, Inc. (1)	476	68,230
		487,264
Cosmetics & Personal Care — 0.1%
Coty, Inc.	2,790	9,988

Distribution & Wholesale — 1.1%
HD Supply Holdings, Inc. (1)	554	21,972
IAA, Inc. (1)	393	20,562
Pool Corp.	122	39,996
SiteOne Landscape Supply, Inc. (1)	110	13,755
Univar Solutions, Inc. (1)	816	14,843
Watsco, Inc.	104	25,479
		136,607
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	1,068	73,318
Air Lease Corp.	353	10,971
Ally Financial, Inc.	1,174	26,861
Ares Management Corp.	948	38,347
Credit Acceptance Corp. (1)	50	19,340
Eaton Vance Corp.	370	15,177
Evercore, Inc. - Class A	118	7,302
Interactive Brokers Group, Inc. - Class A	249	13,202
Invesco Ltd.	2,143	21,859
Jefferies Financial Group, Inc.	1,446	25,363

The accompanying notes are an integral part of these financial statements.

16

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Diversified Financial Services — 3.4% (Continued)
Lazard Ltd.	334	$10,578
LendingTree, Inc. (1)	40	12,358
LPL Financial Holdings, Inc.	226	18,568
OneMain Holdings, Inc.	553	16,081
Santander Consumer USA Holdings, Inc.	840	14,456
SEI Investments Co.	497	26,023
SLM Corp.	1,238	9,458
Stifel Financial Corp.	231	11,714
Tradeweb Markets, Inc. - Class A	441	25,265
Virtu Financial, Inc. - Class A	1,628	42,051
		438,292
Electric — 1.8%
ALLETE, Inc.	183	9,875
Avista Corp.	269	9,915
Black Hills Corp.	236	13,235
Hawaiian Electric Industries, Inc.	422	14,606
IDACORP, Inc.	186	16,721
NorthWestern Corp.	191	9,863
NRG Energy, Inc.	2,696	92,769
OGE Energy Corp.	734	23,385
Ormat Technologies, Inc.	166	10,104
PNM Resources, Inc.	444	19,394
Portland General Electric Co.	363	13,849
		233,716
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	120	13,115
Energizer Holdings, Inc.	622	28,792
EnerSys	134	9,645
Generac Holdings, Inc. (1)	221	41,986
Littelfuse, Inc.	73	13,201
Universal Display Corp.	281	49,316
		156,055
Electronics — 2.6%
Allegion PLC	300	31,017
Arrow Electronics, Inc. (1)	447	35,116
Avnet, Inc.	653	17,964
Coherent, Inc. (1)	136	15,322
FLIR Systems, Inc.	408	15,055
Gentex Corp.	758	20,504
Hubbell, Inc.	190	27,535
Jabil, Inc.	839	28,652
National Instruments Corp.	469	16,832
nVent Electric PLC	620	11,854

	Shares	Value
Electronics — 2.6% (Continued)
Sensata Technologies Holding PLC (1)	516	$21,486
SYNNEX Corp.	173	21,997
Trimble, Inc. (1)	1,060	55,555
Woodward, Inc.	211	18,081
		336,970
Energy - Alternate Sources — 1.2%
Enphase Energy, Inc. (1)	1,200	92,676
First Solar, Inc. (1)	719	55,068
NextEra Energy Partners LP	229	13,814
		161,558
Engineering & Construction — 0.5%
AECOM (1)	289	11,418
EMCOR Group, Inc.	205	15,377
Exponent, Inc.	203	16,332
Frontdoor, Inc. (1)	279	12,156
MasTec, Inc. (1)	255	11,784
		67,067
Entertainment — 0.6%
Churchill Downs, Inc.	128	22,369
Marriott Vacations Worldwide Corp.	294	27,833
Vail Resorts, Inc.	128	27,862
		78,064
Environmental Control — 0.8%
Advanced Disposal Services, Inc. (1)	529	15,939
Clean Harbors, Inc. (1)	208	12,709
Pentair PLC	519	23,427
Stericycle, Inc. (1)	434	27,824
Tetra Tech, Inc.	227	20,954
		100,853
Food — 2.6%
Beyond Meat, Inc. (1)	390	52,981
Flowers Foods, Inc.	860	21,036
Grocery Outlet Holding Corp. (1)	632	25,994
The Hain Celestial Group, Inc. (1)	2,703	88,631
Ingredion, Inc.	225	18,099
Lamb Weston Holdings, Inc.	460	28,911
Lancaster Colony Corp.	91	16,173
Performance Food Group Co. (1)	495	18,072
Pilgrim’s Pride Corp. (1)	1,046	16,736
Post Holdings, Inc. (1)	402	35,384
US Foods Holding Corp. (1)	750	18,263
		340,280

The accompanying notes are an integral part of these financial statements.

17

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Food Service — 0.2%
Aramark	761	$20,973

Gas — 0.6%
National Fuel Gas Co.	292	13,327
ONE Gas, Inc.	212	15,713
Southwest Gas Holdings, Inc.	219	13,768
Spire, Inc.	195	11,351
UGI Corp.	786	27,141
		81,300
Hand & Machine Tools — 1.0%
Colfax Corp. (1)	2,598	86,461
Lincoln Electric Holdings, Inc.	191	18,472
MSA Safety, Inc.	125	15,744
Regal Beloit Corp.	115	11,369
		132,046
Healthcare - Products — 5.0%
Adaptive Biotechnologies Corp. (1)	316	13,149
Avantor, Inc. (1)	5,967	134,675
Bio-Techne Corp.	148	37,808
Bruker Corp.	552	23,195
Globus Medical, Inc. - Class A (1)	261	14,752
Haemonetics Corp. (1)	339	30,395
Hill-Rom Holdings, Inc.	357	33,483
ICU Medical, Inc. (1)	147	29,435
Integra LifeSciences Holdings Corp. (1)	682	32,593
LivaNova PLC (1)	302	14,164
Natera, Inc. (1)	262	16,692
Nevro Corp. (1)	91	12,516
NuVasive, Inc. (1)	525	27,368
Penumbra, Inc. (1)	430	89,934
Quidel Corp. (1)	134	23,579
Repligen Corp. (1)	319	49,416
Tandem Diabetes Care, Inc. (1)	344	38,776
Wright Medical Group NV (1)	714	21,584
		643,514
Healthcare - Services — 1.9%
Amedisys, Inc. (1)	138	33,382
Charles River Laboratories International, Inc. (1)	173	37,878
Chemed Corp.	60	31,027
Encompass Health Corp.	391	25,509
LHC Group, Inc. (1)	158	32,934
Medpace Holdings, Inc. (1)	156	20,247

	Shares	Value
Healthcare - Services — 1.9% (Continued)
Syneos Health, Inc. (1)	1,123	$70,861
		251,838
Home Builders — 0.2%
Thor Industries, Inc.	158	14,920
Toll Brothers, Inc.	311	13,130
		28,050
Home Furnishings — 0.3%
Dolby Laboratories, Inc. - Class A	226	15,786
Leggett & Platt, Inc.	430	17,630
		33,416
Household Products & Wares — 0.4%
Avery Dennison Corp.	315	36,348
Helen of Troy Ltd. (1)	79	16,339
		52,687
Housewares — 1.4%
Newell Brands, Inc.	3,628	57,975
The Scotts Miracle-Gro Co.	583	98,253
The Toro Co.	417	31,392
		187,620
Insurance — 4.4%
American Financial Group, Inc.	355	23,732
Assurant, Inc.	317	38,534
Assured Guaranty Ltd.	260	5,577
Athene Holding Ltd. (1)	988	36,121
Axis Capital Holdings Ltd.	1,056	50,435
Brighthouse Financial, Inc. (1)	316	9,594
eHealth, Inc. (1)	407	25,690
Equitable Holdings, Inc.	1,598	33,862
Erie Indemnity Co. - Class A	165	35,218
Essent Group Ltd.	330	11,781
Fidelity National Financial, Inc.	1,069	35,095
First American Financial Corp.	364	19,135
The Hanover Insurance Group, Inc.	163	16,706
Kemper Corp.	425	33,005
Lincoln National Corp.	791	28,516
MGIC Investment Corp.	988	9,060
Old Republic International Corp.	1,411	22,731
Primerica, Inc.	142	17,729
Radian Group, Inc.	594	9,171
Reinsurance Group of America, Inc.	266	24,387
RLI Corp.	223	20,915
Selective Insurance Group, Inc.	253	15,132

The accompanying notes are an integral part of these financial statements.

18

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Insurance — 4.4% (Continued)
Unum Group	1,023	$18,905
Voya Financial, Inc.	487	25,280
		566,311
Internet — 2.7%
Anaplan, Inc. (1)	481	29,461
Chewy, Inc. - Class A (1)	301	18,382
Cogent Communications Holdings, Inc.	223	14,999
Etsy, Inc. (1)	354	42,374
Grubhub, Inc. (1)	169	12,227
Match Group, Inc. (1)	265	29,595
Pinterest, Inc. - Class A (1)	655	24,098
Proofpoint, Inc. (1)	317	34,765
Q2 Holdings, Inc. (1)	152	14,788
TripAdvisor, Inc. - Class A	342	7,993
Wayfair, Inc. - Class A (1)	104	30,842
Zendesk, Inc. (1)	580	55,901
Zillow Group, Inc. - Class C (1)	358	30,702
		346,127
Iron & Steel — 0.3%
Reliance Steel & Aluminum Co.	194	20,345
Steel Dynamics, Inc.	559	16,502
		36,847
Leisure Time — 0.8%
Brunswick Corp.	829	51,307
Harley-Davidson, Inc.	412	11,416
Planet Fitness, Inc. - Class A (1)	315	19,149
Polaris, Inc.	178	17,985
		99,857
Lodging — 0.3%
Choice Hotels International, Inc.	177	17,575
Wyndham Hotels & Resorts, Inc.	309	16,179
		33,754
Machinery - Construction & Mining — 0.3%
BWX Technologies, Inc.	318	17,684
Oshkosh Corp.	227	17,481
		35,165
Machinery - Diversified — 1.5%
AGCO Corp.	276	19,624
Cognex Corp.	454	31,412
Crane Co.	272	15,379
Curtiss-Wright Corp.	147	15,041
Flowserve Corp.	571	16,947
Gates Industrial Corp. PLC (1)	1,093	12,340
Graco, Inc.	552	32,027

	Shares	Value
Machinery - Diversified — 1.5% (Continued)
The Middleby Corp. (1)	180	$17,622
Nordson Corp.	190	35,433
		195,825
Media — 1.0%
Discovery, Inc. - Class A (1)	1,077	23,764
Fox Corp. - Class A	1,194	33,265
News Corp. - Class A	2,363	35,728
The New York Times Co. - Class A	466	20,192
Nexstar Media Group, Inc.	194	18,626
		131,575
Metal Fabricate & Hardware — 0.4%
RBC Bearings, Inc. (1)	92	12,148
Rexnord Corp.	593	17,173
The Timken Co.	227	12,301
Valmont Industries, Inc.	82	10,418
		52,040
Mining — 0.5%
Royal Gold, Inc.	469	63,934

Miscellaneous Manufacturers — 1.9%
A.O. Smith Corp. - Class A	377	18,462
AptarGroup, Inc.	242	28,650
Axon Enterprise, Inc. (1)	1,543	132,204
Carlisle Companies, Inc.	210	27,500
Donaldson Co., Inc.	390	19,640
ITT, Inc.	286	17,964
		244,420
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	927	17,483

Oil & Gas — 1.1%
Apache Corp.	430	6,364
Cimarex Energy Co.	307	8,529
Continental Resources, Inc.	806	13,847
Devon Energy Corp.	646	7,022
Diamondback Energy, Inc.	646	25,168
EQT Corp.	1,306	20,726
Helmerich & Payne, Inc.	146	2,406
HollyFrontier Corp.	403	9,620
Marathon Oil Corp.	1,444	7,624
Murphy USA, Inc. (1)	102	13,756
Noble Energy, Inc.	562	5,592
Parsley Energy, Inc. - Class A	1,025	11,019
WPX Energy, Inc. (1)	1,261	7,011
		138,684

The accompanying notes are an integral part of these financial statements.

19

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Oil & Gas Services — 0.0% (2)
National Oilwell Varco, Inc.	564	$6,768

Packaging & Containers — 1.1%
Berry Global Group, Inc. (1)	476	24,533
Crown Holdings, Inc. (1)	515	39,578
Graphic Packaging Holding Co.	1,079	15,085
Sealed Air Corp.	831	32,658
Silgan Holdings, Inc.	406	15,452
Sonoco Products Co.	354	18,773
		146,079
Pharmaceuticals — 4.2%
Agios Pharmaceuticals, Inc. (1)	268	10,991
Alkermes PLC (1)	581	9,610
Herbalife Nutrition Ltd. (1)	506	24,870
Horizon Therapeutics PLC (1)	1,815	136,343
Jazz Pharmaceuticals PLC (1)	213	28,625
Momenta Pharmaceuticals, Inc. (1)	313	16,329
MyoKardia, Inc. (1)	80	8,755
Neogen Corp. (1)	181	13,792
Neurocrine Biosciences, Inc. (1)	1,491	173,582
Perrigo Co. PLC	989	51,725
PRA Health Sciences, Inc. (1)	309	33,035
Reata Pharmaceuticals, Inc. - Class A (1)	51	5,352
Sarepta Therapeutics, Inc. (1)	225	32,945
		545,954
Private Equity — 1.1%
Apollo Global Management, Inc. - Class A	2,920	136,860

Real Estate — 0.2%
The Howard Hughes Corp. (1)	160	9,457
Jones Lang LaSalle, Inc.	195	20,093
		29,550
Real Estate Investment Trusts (REITs) — 8.2%
AGNC Investment Corp.	5,715	80,639
Agree Realty Corp.	216	14,455
American Campus Communities, Inc.	482	16,340
American Homes 4 Rent - Class A	949	27,179
Americold Realty Trust	1,163	44,601
Apartment Investment and Management Co.	401	14,448
Blackstone Mortgage Trust, Inc. - Class A	468	11,124
Brixmor Property Group, Inc.	744	8,779

	Shares	Value
Real Estate Investment Trusts (REITs) — 8.2% (Continued)
Camden Property Trust	376	$34,194
CoreSite Realty Corp.	123	15,061
Corporate Office Properties Trust	566	13,946
Cousins Properties, Inc.	753	22,477
CubeSmart	736	23,272
CyrusOne, Inc.	1,253	104,663
Douglas Emmett, Inc.	970	27,082
EastGroup Properties, Inc.	139	18,509
Equity Commonwealth	369	11,583
Federal Realty Investment Trust	240	19,018
First Industrial Realty Trust, Inc.	425	18,126
Gaming and Leisure Properties, Inc.	825	29,989
Healthcare Realty Trust, Inc.	400	11,540
Healthcare Trust of America, Inc.	728	19,212
Highwoods Properties, Inc.	352	13,116
Hudson Pacific Properties, Inc.	501	11,764
JBG SMITH Properties	466	12,894
Kilroy Realty Corp.	402	23,525
Kimco Realty Corp.	1,116	13,381
Lamar Advertising Co. - Class A	264	18,277
Life Storage, Inc.	170	17,923
Medical Properties Trust, Inc.	1,723	32,013
MGM Growth Properties, LLC - Class A	577	16,196
National Retail Properties, Inc.	586	20,768
New Residential Investment Corp.	941	7,283
Omega Healthcare Investors, Inc.	908	28,121
Physicians Realty Trust	738	13,395
PS Business Parks, Inc.	89	11,232
QTS Realty Trust, Inc. - Class A	632	42,862
Rayonier, Inc.	353	10,336
Rexford Industrial Realty, Inc.	388	18,616
Sabra Health Care REIT, Inc.	912	13,525
SL Green Realty Corp.	241	11,269
STAG Industrial, Inc. - Class A	488	15,762
Starwood Property Trust, Inc.	1,089	16,988
STORE Capital Corp.	779	21,064
Taubman Centers, Inc.	142	5,439
Terreno Realty Corp.	229	13,658
VEREIT, Inc.	3,009	20,221
VICI Properties, Inc.	1,812	40,480
		1,056,345
Retail — 3.5%
AutoNation, Inc. (1)	230	13,078
BJ’s Wholesale Club Holdings, Inc. (1)	568	25,225
Carvana Co. - Class A (1)	154	33,258
Casey’s General Stores, Inc.	130	23,121

The accompanying notes are an integral part of these financial statements.

20

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Retail — 3.5% (Continued)
Cracker Barrel Old Country Store, Inc.	81	$10,831
Dunkin’ Brands Group, Inc.	263	20,009
FirstCash, Inc.	135	8,066
Five Below, Inc. (1)	182	19,920
Floor & Decor Holdings, Inc. (1)	304	22,265
Foot Locker, Inc.	309	9,372
Freshpet, Inc. (1)	954	108,374
L Brands, Inc.	961	28,253
MSC Industrial Direct Co., Inc. - Class A	147	9,687
Nordstrom, Inc.	414	6,624
Ollie’s Bargain Outlet Holdings, Inc. (1)	202	19,299
Penske Automotive Group, Inc.	218	10,283
Qurate Retail, Inc. - Series A (1)	1,548	17,105
Texas Roadhouse, Inc.	239	15,055
The Wendy’s Co.	566	11,852
Williams-Sonoma, Inc.	200	17,552
Wingstop, Inc.	109	17,811
		447,040
Savings & Loans — 0.4%
Investors Bancorp, Inc.	883	6,843
New York Community Bancorp, Inc.	1,556	14,082
People’s United Financial, Inc.	1,501	15,881
Sterling Bancorp	590	6,885
TFS Financial Corp.	854	13,194
		56,885
Semiconductors — 2.4%
Cabot Microelectronics Corp.	175	26,651
Cirrus Logic, Inc. (1)	254	15,390
Cree, Inc. (1)	355	22,400
Entegris, Inc.	481	32,174
Inphi Corp. (1)	375	42,743
MKS Instruments, Inc.	189	22,591
Monolithic Power Systems, Inc.	197	52,625
ON Semiconductor Corp. (1)	1,519	32,461
Semtech Corp. (1)	366	21,466
Silicon Laboratories, Inc. (1)	444	45,470
		313,971
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	153	23,183

	Shares	Value
Software — 11.9%
ACI Worldwide, Inc. (1)	579	$17,011
Alteryx, Inc. - Class A (1)	304	36,732
Aspen Technology, Inc. (1)	260	33,028
Blackbaud, Inc.	606	38,693
Blackline, Inc. (1)	316	27,609
CDK Global, Inc.	359	16,737
Ceridian HCM Holding, Inc. (1)	869	69,103
Dropbox, Inc. - Class A (1)	3,993	84,532
Dynatrace, Inc. (1)	520	23,000
Elastic NV (1)	227	24,648
Envestnet, Inc. (1)	477	39,586
Everbridge, Inc. (1)	96	14,267
Fair Isaac Corp. (1)	95	39,975
Five9, Inc. (1)	869	110,745
Guidewire Software, Inc. (1)	646	72,552
HubSpot, Inc. (1)	244	73,122
J2 Global, Inc. (1)	254	17,777
Manhattan Associates, Inc. (1)	178	17,310
Medallia, Inc. (1)	514	18,602
MongoDB, Inc. - Class A (1)	170	39,746
New Relic, Inc. (1)	188	11,549
Nuance Communications, Inc. (1)	1,711	51,262
Nutanix, Inc. - Class A (1)	411	11,800
Omnicell, Inc. (1)	200	13,336
Pegasystems, Inc.	106	13,618
PTC, Inc. (1)	2,391	218,561
RealPage, Inc. (1)	696	43,583
Smartsheet, Inc. (1)	355	19,358
SolarWinds Corp. (1)	7,503	157,788
Teradata Corp. (1)	1,342	32,678
Verint Systems, Inc. (1)	815	38,761
Zynga, Inc. (1)	12,861	116,521
		1,543,590
Telecommunications — 2.4%
Acacia Communications, Inc. (1)	590	39,813
Ciena Corp. (1)	775	43,997
GCI Liberty, Inc. - Class A (1)	666	53,799
Iridium Communications, Inc. (1)	206	5,770
LogMeIn, Inc.	1,095	94,225
ViaSat, Inc. (1)	1,738	69,103
		306,707
Textiles — 0.1%
Mohawk Industries, Inc. (1)	206	19,020

Toys, Games & Hobbies — 0.2%
Mattel, Inc. (1)	1,926	20,695

The accompanying notes are an integral part of these financial statements.

21

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Transportation — 0.6%
Kirby Corp. (1)	260	$11,034
Knight-Swift Transportation Holdings, Inc.	496	22,548
Landstar System, Inc.	118	15,705
XPO Logistics, Inc. (1)	287	25,334
		74,621
Water — 0.1%
American States Water Co.	166	12,629
Total Common Stocks
(Cost $11,492,595)		12,860,182

Mutual Funds — 0.2%
Business Development Companies — 0.2%
Owl Rock Capital Corp.	2,462	30,381
Total Mutual Funds
(Cost $31,141)		30,381

	Shares	Value
Short-Term Investments — 0.8%
Money Market Funds — 0.8%
First American Government Obligations Fund - Class X, 0.066% (3)	102,202	$102,202
Total Short-Term Investments
(Cost $102,202)		102,202

Total Investments in Securities — 100.6%
(Cost $11,625,938)		12,992,765
Liabilities in Excess of Other Assets — (0.6)%		(80,459)
Total Net Assets — 100.0%		$12,912,306

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2020.

The accompanying notes are an integral part of these financial statements.

22

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Aerospace & Defense — 3.7%
The Boeing Co.	1,055	$181,270

Airlines — 8.6%
American Airlines Group, Inc.	6,678	87,148
Delta Air Lines, Inc.	6,198	191,208
Southwest Airlines Co.	1,743	65,502
United Airlines Holdings, Inc. (1)	2,266	81,576
		425,434
Apparel — 0.5%
Nike, Inc. - Class B	205	22,937

Auto Manufacturers — 15.8%
Ford Motor Co.	8,060	54,969
Tesla, Inc. (1)	1,455	725,056
		780,025
Banks — 1.5%
Bank of America Corp.	1,215	31,274
JPMorgan Chase & Co.	439	43,984
		75,258
Beverages — 0.7%
The Coca-Cola Co.	733	36,306

Commercial Services — 2.0%
PayPal Holdings, Inc. (1)	130	26,538
Square, Inc. - Class A (1)	455	72,600
		99,138
Computers — 10.3%
Apple, Inc.	3,924	506,353

Diversified Financial Services — 0.6%
Visa, Inc. - Class A	144	30,527

Food — 1.2%
Beyond Meat, Inc. (1)	445	60,453

Household Products & Wares — 0.2%
Cronos Group, Inc. (1)	1,380	7,687

Insurance — 1.8%
Berkshire Hathaway, Inc. - Class B (1)	411	89,614

	Shares	Value
Internet — 20.7%
Alibaba Group Holding Ltd. - ADR (1)	228	$65,443
Alphabet, Inc. - Class A (1)	65	105,920
Amazon.com, Inc. (1)	132	455,527
Facebook, Inc. - Class A (1)	272	79,750
Lyft, Inc. - Class A (1)	426	12,639
Netflix, Inc. (1)	193	102,205
Roku, Inc. - Class A (1)	167	28,971
Shopify, Inc. - Class A (1)	118	125,838
Uber Technologies, Inc. (1)	1,243	41,802
		1,018,095
Leisure Time — 2.5%
Carnival Corp.	5,332	87,872
Virgin Galactic Holdings, Inc. - Class A (1)	1,968	35,227
		123,099
Media — 4.6%
The Walt Disney Co.	1,722	227,080

Miscellaneous Manufacturers — 1.2%
3M Co.	124	20,214
General Electric Co.	5,849	37,083
		57,297
Oil & Gas — 1.4%
Exxon Mobil Corp.	1,782	71,173

Pharmaceuticals — 2.9%
AbbVie, Inc.	180	17,238
Aurora Cannabis, Inc. (1)	3,886	38,083
Canopy Growth Corp. (1)	1,253	20,699
Johnson & Johnson	148	22,705
Pfizer, Inc.	1,111	41,985
		140,710
Retail — 3.2%
Costco Wholesale Corp.	115	39,981
McDonald’s Corp.	81	17,295
Starbucks Corp.	639	53,976
Target Corp.	119	17,994
Walmart, Inc.	206	28,603
		157,849
Semiconductors — 4.6%
Advanced Micro Devices, Inc. (1)	1,004	91,183
NVIDIA Corp.	250	133,745
		224,928

The accompanying notes are an integral part of these financial statements.

23

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.9% (Continued)
Software — 10.2%
Microsoft Corp.	1,301	$293,414
Slack Technologies, Inc. - Class A (1)	2,601	85,417
Zoom Video Communications, Inc. - Class A (1)	377	122,563
		501,394
Telecommunications — 1.7%
AT&T, Inc.	2,308	68,802
Verizon Communications, Inc.	282	16,714
		85,516
Total Common Stocks
(Cost $4,092,956)		4,922,143

	Shares	Value
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 0.066% (2)	2,068	$2,068
Total Short-Term Investments
(Cost $2,068)		2,068

Total Investments in Securities — 100.0%
(Cost $4,095,024)		4,924,211
Other Assets in Excess of Liabilities — 0.0% (3)		1,802
Total Net Assets — 100.0%		$4,926,013

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of August 31, 2020.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

24

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.3%
Applications Software — 4.4%
HubSpot, Inc. (1)	451	$135,156
Materialise NV - ADR (1)	5,588	227,208
Microsoft Corp.	863	194,632
		556,996
Commercial Services — 0.4%
IWG PLC	14,918	56,248

Commercial Services - Finance — 7.4%
Adyen NV (1)	70	118,291
PayPal Holdings, Inc. (1)	1,964	400,931
Square, Inc. - Class A (1)	2,612	416,770
		935,992
Communications Software — 1.0%
Zoom Video Communications, Inc. - Class A (1)	391	127,114
		127,114
Computer Software — 6.7%
Box, Inc. (1)	2,233	43,834
Citrix Systems, Inc.	250	36,300
Cloudera, Inc. (1)	4,826	63,752
Dropbox, Inc. - Class A (1)	1,926	40,773
MongoDB, Inc. - Class A (1)	505	118,069
Slack Technologies, Inc. - Class A (1)	8,519	279,764
Splunk, Inc. (1)	609	133,572
Twilio, Inc. - Class A (1)	499	134,610
		850,674
Computers — 1.0%
Apple, Inc.	1,036	133,685

Computers - Other — 1.9%
Stratasys Ltd. (1)	16,659	247,553

Data Processing & Management — 1.7%
DocuSign, Inc. (1)	958	213,634

E-Commerce & Products — 15.9%
Alibaba Group Holding Ltd. - ADR (1)	1,335	383,185
Amazon.com, Inc. (1)	38	131,136
eBay, Inc.	4,660	255,275
Etsy, Inc. (1)	2,508	300,208
JD.com, Inc. - Class A - ADR (1)	4,515	355,060
Meituan Dianping - Class B (1)	1,543	50,888

	Shares	Value
E-Commerce & Products — 15.9% (Continued)
Pinduoduo, Inc. - Class A - ADR (1)	3,993	$355,137
Rakuten, Inc.	22,320	196,375
		2,027,264
E-Commerce & Services — 17.0%
Delivery Hero SE (1)	644	69,332
Demae-Can Co. Ltd.	6,300	137,175
Eventbrite, Inc. - Class A (1)	10,561	113,531
Fiverr International Ltd. (1)	3,351	404,298
Groupon, Inc. (1)	1,850	58,886
Grubhub, Inc. (1)	1,073	77,632
Lyft, Inc. - Class A (1)	8,379	248,605
MercadoLibre, Inc. (1)	304	355,251
Uber Technologies, Inc. (1)	9,622	323,588
Upwork, Inc. (1)	24,889	379,059
		2,167,357
E-Marketing - Information — 0.8%
Jumia Technologies AG - ADR (1)	10,723	98,544

Enterprise Software & Services — 0.5%
Workday, Inc. - Class A (1)	246	58,969

Entertainment Software — 1.9%
NetEase, Inc. - ADR	502	244,579

Finance - Consumer Loans — 3.8%
LendingClub Corp. (1)	35,871	191,193
LendingTree, Inc. (1)	930	287,314
		478,507
Food - Retail — 0.7%
Just Eat Takeaway.com NV (1)	358	40,332
Just Eat Takeaway.com NV (1)	445	49,622
		89,954
Internet Content - Entertainment — 12.8%
Facebook, Inc. - Class A (1)	1,117	327,504
JOYY, Inc. - Class A - ADR	2,585	220,862
Pinterest, Inc. - Class A (1)	8,189	301,273
Snap, Inc. - Class A (1)	13,203	298,256
Tian Ge Interactive Holdings Ltd.	1,054,890	127,946
Twitter, Inc. (1)	8,727	354,142
		1,629,983
Internet Content - Information & News — 3.8%
Momo, Inc. - Class A - ADR	6,942	141,617
Tencent Holdings Ltd.	5,058	346,221
		487,838

The accompanying notes are an integral part of these financial statements.

25

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)
Rubber & Plastic Products — 3.0%
Proto Labs, Inc. (1)	2,642	$388,374

Schools — 4.7%
2U, Inc. (1)	8,680	359,265
New Oriental Education & Technology Group, Inc. - ADR (1)	1,653	242,380
		601,645
Transport - Services — 0.5%
FedEx Corp.	297	65,293

Web Hosting & Design — 3.7%
GoDaddy, Inc. - Class A (1)	1,171	97,989
Shopify, Inc. - Class A (1)	344	366,849
		464,838
Web Portals & ISPs — 5.7%
Alphabet, Inc. - Class A (1)	75	122,215
Baidu, Inc. - Class A - ADR (1)	2,727	339,702
Yandex NV - Class A (1)	3,801	259,342
		721,259
Total Common Stocks
(Cost $9,020,805)		12,646,300

	Shares	Value
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
First American Government Obligations Fund - Class X, 0.066% (2)	64,618	$64,618
Total Short-Term Investments
(Cost $64,618)		64,618

Total Investments in Securities — 98.8%
(Cost $9,085,423)		12,710,918
Other Assets in Excess of Liabilities — 0.2%		20,779
Total Net Assets — 100.0%		$12,731,697

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of August 31, 2020.

The accompanying notes are an integral part of these financial statements.

26

SoFi Funds

Statements of Assets and Liabilities at August 31, 2020 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Assets:
Investments in securities, at value (Note 2)	$110,354,327	$12,992,765	$4,924,211	$12,710,918
Foreign currency (cost of $— ,$— ,$— and $53, respectively)	—	—	—	57
Receivables:
Investment securities sold	—	—	—	50,382
Dividends and interest receivable	125,450	13,766	2,902	2,006
Total assets	110,479,777	13,006,531	4,927,113	12,763,363

Liabilities:
Payables:
Due to custodian	—	94,225	—	—
Investment securities purchased	—	—	—	25,548
Management fees, net (Note 4)	—	—	1,100	6,118
Total liabilities	—	94,225	1,100	31,666
Net Assets	$110,479,777	$12,912,306	$4,926,013	$12,731,697

Components of Net Assets:
Paid-in capital	$90,437,867	$12,305,864	$4,277,334	$9,058,270
Total distributable (accumulated) earnings (losses)	20,041,910	606,442	648,679	3,673,427
Net assets	$110,479,777	$12,912,306	$4,926,013	$12,731,697

Net Asset Value (unlimited shares authorized):
Net assets	$110,479,777	$12,912,306	$4,926,013	$12,731,697
Shares of beneficial interest issued and outstanding	8,650,000	1,250,000	200,000	450,000
Net asset value	$12.77	$10.33	$24.63	$28.29

Cost of investments	$89,704,123	$11,625,938	$4,095,024	$9,085,423

The accompanying notes are an integral part of these financial statements.

27

SoFi Funds

Statements of Operations For the Six Months Ended August 31, 2020 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Investment Income:
Dividend income (net of foreign withholding tax of $-, $-, $- and $39, respectively)	$684,381	$80,352	$17,346	$8,918
Interest income	190	24	7	44
Total investment income	684,571	80,376	17,353	8,962

Expenses:
Management fees (Note 4)	81,743	9,700	4,474	26,300
Total expenses	81,743	9,700	4,474	26,300
Less: Management fee wavier (Note 4)	(81,743)	(9,700)	—	—
Net expenses	—	—	4,474	26,300
Net investment income (loss)	684,571	80,376	12,879	(17,338)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(835,211)	(757,770)	102,904	61,487
Foreign currency transactions	—	—	—	(313)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translations	20,703,890	1,879,117	995,285	3,984,531
Net realized and unrealized gain (loss) on investments	19,868,679	1,121,347	1,098,189	4,045,705
Net increase (decrease) in net assets resulting from operations	$20,553,250	$1,201,723	$1,111,068	$4,028,367

The accompanying notes are an integral part of these financial statements.

28

SoFi Select 500 ETF

StatementS of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$684,571	$910,564
Net realized gain (loss) on investments	(835,211)	299,872
Change in net unrealized appreciation/depreciation on investments	20,703,890	(53,686)
Net increase (decrease) in net assets resulting from operations	20,553,250	1,156,750

Distributions to Shareholders:
Net distributions to shareholders	(650,848)	(666,628)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	16,844,920	73,242,333
Total increase (decrease) in net assets	36,747,322	73,732,455

Net Assets:
Beginning of period	73,732,455	—
End of period	$110,479,777	$73,732,455

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Period Ended February 29, 2020 (1)
	Shares	Value	Shares	Value
Shares sold (3)	2,850,000	$30,203,330	8,050,000	$82,860,383
Shares redeemed	(1,300,000)	(13,358,410)	(950,000)	(9,098,805)
Net increase (decrease)	1,550,000	$16,844,920	7,100,000	$73,761,578

(3)	Net variable fees of $- and $8, respectively.

The accompanying notes are an integral part of these financial statements.

29

SoFi Next 500 ETF

StatementS of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$80,376	$92,846
Net realized gain (loss) on investments	(757,770)	25,298
Change in net unrealized appreciation/depreciation on investments	1,879,117	(512,290)
Net increase (decrease) in net assets resulting from operations	1,201,723	(394,146)

Distributions to Shareholders:
Net distributions to shareholders	(59,984)	(77,082)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	2,634,880	9,606,915
Total increase (decrease) in net assets	3,776,619	9,135,687

Net Assets:
Beginning of period	9,135,687	—
End of period	$12,912,306	$9,135,687

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Period Ended February 29, 2020 (1)
	Shares	Value	Shares	Value
Shares sold	600,000	$5,202,460	1,150,000	$11,604,115
Shares redeemed	(300,000)	(2,567,580)	(200,000)	(1,997,200)
Net increase (decrease)	300,000	$2,634,880	950,000	$9,606,915

The accompanying notes are an integral part of these financial statements.

30

SoFi 50 ETF

StatementS of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$12,879	$33,734
Net realized gain (loss) on investments	102,904	691
Change in net unrealized appreciation/depreciation on investments	995,285	(166,098)
Net increase (decrease) in net assets resulting from operations	1,111,068	(131,673)

Distributions to Shareholders:
Net distributions to shareholders	(11,714)	(31,143)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	1,017,240	2,972,235
Total increase (decrease) in net assets	2,116,594	2,809,419

Net Assets:
Beginning of period	2,809,419	—
End of period	$4,926,013	$2,809,419

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Period Ended February 29, 2020 (1)
	Shares	Value	Shares	Value
Shares sold	300,000	$5,838,880	350,000	$6,942,660
Shares redeemed	(250,000)	(4,821,640)	(200,000)	(3,970,425)
Net increase (decrease)	50,000	$1,017,240	150,000	$2,972,235

The accompanying notes are an integral part of these financial statements.

31

SoFi Gig Economy ETF

StatementS of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(17,338)	$(19,233)
Net realized gain (loss) on investments	61,174	23,325
Change in net unrealized appreciation/depreciation on investments	3,984,531	(359,032)
Net increase (decrease) in net assets resulting from operations	4,028,367	(354,940)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	1,280,600	7,777,670
Total increase (decrease) in net assets	5,308,967	7,422,730

Net Assets:
Beginning of period	7,422,730	—
End of period	$12,731,697	$7,422,730

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Period Ended February 29, 2020 (1)
	Shares	Value	Shares	Value
Shares sold	50,000	$1,280,600	400,000	$7,777,670
Shares redeemed	—	—	—	—
Net increase (decrease)	50,000	$1,280,600	400,000	$7,777,670

The accompanying notes are an integral part of these financial statements.

32

SoFi Select 500 ETF

Financial Highlights For a capital share outstanding throughout the period

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Net asset value, beginning of period	$10.38	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.09	0.17
Net realized and unrealized gain (loss) on investments	2.38	0.33
Total from investment operations	2.47	0.50

Less Distributions:
From net investment income	(0.08)	(0.12)
Total distributions	(0.08)	(0.12)

Net asset value, end of period	$12.77	$10.38
Total return (3)(4)	23.87%	4.95%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$110.5	$73.7
Portfolio turnover rate (3)	33%	22%
Ratio of expenses to average net assets (5)
Before management fees waived	0.19%	0.19%
After management fees waived	0.00%	0.00%
Ratio of net investment income (loss) to average net assets (5)
Before management fees waived	1.40%	1.60%
After management fees waived	1.59%	1.79%

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

SoFi Next 500 ETF

Financial Highlights For a capital share outstanding throughout the period

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Net asset value, beginning of period	$9.62	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.07	0.13
Net realized and unrealized gain (loss) on investments	0.69	(0.40)
Total from investment operations	0.76	(0.27)

Less Distributions:
From net investment income	(0.05)	(0.11)
Total distributions	(0.05)	(0.11)

Net asset value, end of period	$10.33	$9.62
Total return (3)(4)	8.03%	(2.84)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$12.9	$9.1
Portfolio turnover rate (3)	65%	55%
Ratio of expenses to average net assets (5)
Before management fees waived	0.19%	0.19%
After management fees waived	0.00%	0.00%
Ratio of net investment income (loss) to average net assets (5)
Before management fees waived	1.38%	1.29%
After management fees waived	1.57%	1.48%

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

34

SoFi 50 ETF

Financial Highlights For a capital share outstanding throughout the period

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Net asset value, beginning of period	$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08	0.15
Net realized and unrealized gain (loss) on investments	5.90	(1.27)
Total from investment operations	5.98	(1.12)

Less Distributions:
From net investment income	(0.08)	(0.15)
Total distributions	(0.08)	(0.15)

Net asset value, end of period	$24.63	$18.73
Total return (3)(4)	32.04%	(5.67)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$4.9	$2.8
Portfolio turnover rate (3)	323%	168%
Ratio of expenses to average net assets (5)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets (5)	0.83%	0.92%

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

35

SoFi Gig Economy ETF

Financial Highlights For a capital share outstanding throughout the period

	Six Months Ended August 31, 2020 (Unaudited)	Period Ended February 29, 2020 (1)
Net asset value, beginning of period	$18.56	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	9.77	(1.39)
Total from investment operations	9.73	(1.44)

Net asset value, end of period	$28.29	$18.56
Total return (3)(4)	52.46%	(7.22)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$12.7	$7.4
Portfolio turnover rate (3)	22%	33%
Ratio of expenses to average net assets (5)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets (5)	(0.39)%	(0.36)%

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

36

SoFi Funds

Notes to Financial Statements August 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are diversified series of shares and the SoFi Gig Economy ETF is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019 and the SoFi 50 ETF and SoFi Gig Economy ETF commenced operations on May 7, 2019.

The investment objective of the SoFi Select 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. Effective June 30, 2020, the investment objective of the SoFi 50 ETF is to track the performance, before fees and expenses, of the SoFi Social 50 Index (together with the Solactive SoFi US 500 Growth Index and the Solactive SoFi US Next 500 Growth Index, the “Indexes”). The investment objective of the SoFi Gig Economy ETF is long-term capital appreciation, which it seeks by investing in a portfolio of companies listed around the world that Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”), considers part of the “gig economy”.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2020:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Level 1 (1)	$110,354,327	$12,898,540	$4,924,211	$12,710,918
Level 2 (2)	—	94,225	—	—
Level 3	—	—	—	—
Total	$110,354,327	$12,992,765	$4,924,211	$12,710,918

(1)	All Level 1 investments are common stocks, mutual funds, and short-term investments.
(2)	All Level 2 investments are common stocks.

B.

Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2020, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2020 (Unaudited) (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

J.

Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.

Equity Market Risk. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in a Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

B.

Non-Diversification Risk (SoFi Gig Economy ETF Only). Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

C.

REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and

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NOTES TO FINANCIAL STATEMENTS August 31, 2020 (Unaudited) (Continued)

the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

D.

Currency Exchange Rate Risk (SoFi Gig Economy ETF Only). The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

E.

Emerging Markets Risk (SoFi Gig Economy ETF Only). The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for the Fund’s shares and cause the Fund to decline in value.

F.

Foreign Securities Risks (SoFi Gig Economy ETF Only). Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

G.	ETF Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market price. Although it is expected that the market price of shares will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be traded on U.S. exchanges other than the Exchanges, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares.

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NOTES TO FINANCIAL STATEMENTS August 31, 2020 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the Funds, and review of the Sub-Adviser’s performance. With respect to the SoFi Gig Economy ETF, the Adviser is responsible for determining the securities purchased and sold by the Fund.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi 50 ETF	0.29%	0.29%
SoFi Gig Economy ETF	0.59%	0.59%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2021 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi 50 ETF and SoFi Gig Economy ETF. Management Fees for the period ended August 31, 2020 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), serves as sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for execution of each Fund’s portfolio investments. The Sub-Adviser is responsible for the day-to-day management of the three index Funds (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF) and for implementing the investment decisions made by the Adviser with respect to the SoFi Gig Economy ETF. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Sub-Advisory Fee
SoFi Select 500 ETF	0.03%
SoFi Next 500 ETF	0.03%
SoFi 50 ETF	0.03%
SoFi Gig Economy ETF	0.03%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser irrespective of any fee waiver.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

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NOTES TO FINANCIAL STATEMENTS August 31, 2020 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Funds.

Subsequent Event. Effective September 15, 2020, CSat Investment Advisory, L.P., doing business as Exponential ETFs, no longer serves as sub-adviser to the Funds and the Adviser is responsible for the day-to-day management of each Fund’s portfolio.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2020, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$45,378,026	$28,191,682
SoFi Next 500 ETF	9,346,803	6,678,438
SoFi 50 ETF	11,362,052	10,340,017
SoFi Gig Economy ETF	3,226,219	2,016,354

There were no purchases or sales of long-term U.S. Government securities for the period ended August 31, 2020.

NOTE 6 – DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended August 31, 2020 (estimated) and the period ended February 29, 2020, are as follows:

Six Months Ended August 31, 2020
Distributions paid from:	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF
Ordinary income	$650,848	$59,984	$11,714

Period Ended February 29, 2020
Distributions paid from:	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF
Ordinary income	$666,628	$77,082	$31,143

The SoFi Gig Economy ETF did not have any distributions during the six months ended August 31, 2020 and the period ended February 29, 2020.

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SoFi Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2020 (Unaudited) (Continued)

As of fiscal year end February 29, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Cost of investments (3)	$73,716,022	$9,666,150	$2,974,030	$7,836,559
Gross tax unrealized appreciation	4,832,776	552,888	144,906	708,940
Gross tax unrealized depreciation	(4,984,832)	(1,108,120)	(312,070)	(1,122,094)
Net tax unrealized appreciation (depreciation)	(152,056)	(555,232)	(167,164)	(413,154)
Undistributed ordinary income (loss)	287,037	15,816	2,591	58,203
Undistributed long-term capital gain (loss)	4,527	4,119	—	—
Total distributable earnings	291,564	19,935	2,591	58,203
Other accumulated gain (loss)	—	—	(286,102)	11
Total accumulated gain (loss)	139,508	(535,297)	(450,675)	(354,940)

(3)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of fiscal year end February 29, 2020, the Funds had no late year losses and the SoFi 50 ETF had a short-term capital loss carryover of $286,102, which does not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Gig Economy ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Next 500 ETF is $500 and for the SoFi 50 ETF and SoFi Gig Economy ETF is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

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SoFi Funds

Expense Examples For the Six Months Ended August 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of a Fund’s shares, and (2) ongoing costs, including management fees of a Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2020 to August 31, 2020.

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,238.70	$ —
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(1)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six month period.

SoFi Next 500 ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,080.30	$ —
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(2)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six month period.

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Expense Examples For the Six Months Ended August 31, 2020 (Unaudited) (Continued)

SoFi 50 ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(3)
Actual	$ 1,000.00	$ 1,320.40	$ 1.70
Hypothetical (5% annual return before expenses)	1,000.00	1,023.74	1.48

(3)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six month period.

SoFi Gig Economy ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(4)
Actual	$ 1,000.00	$ 1,524.60	$ 3.75
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(4)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six month period.

45

SoFi Funds

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

Information about the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
CSat Investment Advisory, L.P. (dba Exponential ETFs)
1001 Woodward Avenue, Suite 500
Detroit, Michigan 48226

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi 50 ETF	SFYF	886364405
SoFi Gig Economy ETF	GIGE	886364504

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/06/2020

By (Signature and Title)*	/s/ Dan Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	11/06/2020

*	Print the name and title of each signing officer under his or her signature.